Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment

11. Property and equipment

Movements in property and equipment were as follows:

	Building	Laboratory	Office	ICT
(in thousands)	improvements	equipment	equipment	equipment	Total
Cost
Balance at January 1, 2020	$40	$687	$31	$76	$834
Additions	65	378	5	54	502
Foreign currency translation adjustment	7	97	2	9	115
Balance at December 31, 2020	112	1,162	38	139	1,451
Additions	20	679	—	65	764
Foreign currency translation adjustment	(9)	(117)	(2)	(12)	(140)
Balance at December 31, 2021	$123	$1,724	$36	$192	$2,075
Accumulated depreciation
Balance at January 1, 2020	$1	$88	$3	$9	$101
Charge for the year	6	182	7	18	213
Foreign currency translation adjustment	1	20	1	2	24
Balance at December 31, 2020	8	290	11	29	338
Charge for the year	12	280	8	31	331
Foreign currency translation adjustment	(1)	(32)	(3)	(3)	(39)
Balance at December 31, 2021	$19	$538	$16	$57	$630
Carrying amounts
Property and equipment, net at December 31, 2020	$104	$872	$27	$110	$1,113
Property and equipment, net at December 31, 2021	$104	$1,186	$20	$135	$1,445